DEFERRED TAXES AND TAXES RECOVERABLE (Tables)	12 Months Ended
Dec. 31, 2017
DEFERRED TAXES AND TAXES RECOVERABLE
Schedule of taxes recoverable

	12/31/17	12/31/16
State VAT (ICMS) (1)	2,450,856	2,329,159
Income and social contribution taxes recoverable (2)	505,535	830,549
Withholding taxes and contributions (3)	238,355	157,371
PIS and COFINS	85,098	148,759
Fistel, INSS, ISS and other taxes	27,431	38,236
Total	3,307,275	3,504,074

Current	2,563,990	3,027,230
Noncurrent	743,285	476,844
(1)

This includes credits of ICMS arising from the acquisition of property and equipment (subject to offsetting in 48 months); requests for refund of ICMS, which was paid under invoices that were cancelled subsequently; for the rendering of services; tax substitution; and tax rate difference; among others. Noncurrent consolidated amounts include credits arising from the acquisition of property and equipment of R$423,588 and R$370,770 on December 31, 2017 and 2016, respectively.

(2)	This refers to prepayments of income and social contribution taxes, which will be offset against federal taxes to be determined in the future.
(3)

This refers to credits on withholding income tax (IRRF) on short-term investments, interest on equity and others, which are used as deduction in operations for the period and social contribution tax withheld at source on services provided to public agencies.

Schedule of significant components of deferred income and social contribution taxes

	Balances at		Comprehensive		Balances at		Comprehensive	Business combination		Balances at
	12/31/15	Income statement	income	Other	12/31/16	Income statement	income	(Note 1 c.1)	Other	12/31/17
Deferred tax assets (liabilities)
Income and social contribution taxes on tax losses (1)	26,519	(12,448)	—	—	14,071	710,411	—	69,451	—	793,933
Income and social contribution taxes on temporary differences (2)	685,071	(748,969)	78,840	(1,516)	13,426	(1,251,816)	58,192	48,434	(86)	(1,131,850)
Provisions for legal, labor, tax civil and regulatory contingencies	1,954,236	276,100	—	—	2,230,336	68,399	—	—	—	2,298,735
Trade accounts payable and other provisions	687,124	(10,001)	—	—	677,123	(25,706)	—	—	—	651,417
Estimated losses on impairment of accounts receivable	447,018	(88,213)	—	—	358,805	76,155	—	—	—	434,960
Customer portfolio and trademarks	343,107	(30,015)	—	—	313,092	(58,674)	—	—	—	254,418
Estimated losses from modems and other P&E items	294,945	(10,268)	—	—	284,677	(83,736)	—	—	—	200,941
Pension plans and other post-employment benefits	26,285	1,633	80,501	—	108,419	8,630	57,485	—	—	174,534
Profit sharing	106,198	19,058	—	—	125,256	(15,210)	—	—	—	110,046
Provision for loyalty program	32,604	(13,492)	—	—	19,112	(1,991)	—	—	—	17,121
Accelerated accounting depreciation	10,865	13,168	—	—	24,033	(15,773)	—	—	—	8,260
Estimated impairment losses on inventories	10,707	1,392	—	—	12,099	(347)	—	—	—	11,752
Derivative transactions	59,408	2,358	(1,633)	—	60,133	(35,084)	822	—	—	25,871
Licenses	(1,204,226)	(216,330)	—	—	(1,420,556)	(216,330)	—	—	—	(1,636,886)
Effects of goodwill generated in the acquisition of Vivo Part.	(809,600)	(54,720)	—	—	(864,320)	(5,461)	—	—	—	(869,781)
Goodwill from Spanish and Navytree	(337,535)	—	—	—	(337,535)	—	—	—	—	(337,535)
Goodwill from Vivo Part.	(837,918)	(167,202)	—	—	(1,005,120)	(167,203)	—	—	—	(1,172,323)
Goodwill from GVTPart.	—	(522,228)	—	—	(522,228)	(696,305)	—	—	—	(1,218,533)
Technological Innovation Law	(193,146)	52,206	—	—	(140,940)	43,407	—	—	—	(97,533)
Income and social contribution taxes on other temporary differences (3)	94,999	(2,415)	(28)	(1,516)	91,040	(126,587)	(115)	48,434	(86)	12,686
Total deferred tax assets (liabilities), noncurrent	711,590	(761,417)	78,840	(1,516)	27,497	(541,405)	58,192	117,885	(86)	(337,917)

Deferred tax assets	4,153,054				4,541,952					5,288,176
Deferred tax liabilities	(3,441,464)				(4,514,455)					(5,626,093)
Deferred tax assets (liabilities), net	711,590				27,497					(337,917)

Represented in the balance sheet as follows:
Deferred tax assets	711,590				27,497					371,408
Deferred tax liabilities	—				—					(709,325)

(1)

This refers to the amounts recorded which, in accordance with Brazilian tax legislation, may be offset to the limit of 30% of the tax bases computed for the following years, with no expiry date. In 2017, additions of R$779,862 were recorded in the Consolidated , composed of R$587,374 of the Company and R$194,488 of Terra Networks and POP.

(2)

This refers to amounts that will be realized upon payment of provisions, effective impairment losses for trade accounts receivable, or realization of inventories, as well as upon reversal of other provisions.

(3)	These refer to deferred taxes arising from other temporary differences, such as deferred income, renewal of licenses burden, subsidy on the sale of mobile phones, among others.

Schedule of expected realization of deferred taxes

Year
2018	1,904,953
2019	685,775
2020	374,379
2021	442,867
2022	704,303
2023 onwards	(4,450,194)
Total	(337,917)